UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [ ]is a restatement.
                     	          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		John Rau
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:  28-10858

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John Rau
Title:		Trustee
Phone:		312-644-6720
Signature,    	Place  	             	and Date of Signing:
John Rau     Chicago, Illinois			8/8/07

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	2
Form 13F Information Table Entry Total:0
Form 13F Information Table Value Total:0

Confidential information has been omitted from the public Form
13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number          Name
1                      28-10850                 Stephen M. Strachan
2                      28-12349    		Charles E. Seitz III

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        FORM 13F INFORMATION TABLE
                                        SHARES/                  INVSTMT OTHER
NAME OF ISSUER  TITLE   CUSIP   VALUE   PRN AMT SH/PRN  PUT/CALL DSCRETN MANAGERS SOLE    SHARED  NONE

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

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